Intangible Assets - Expected Future Amortization Expense Related to Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022 (remainder)	$ 1,529
2023	3,021	$ 3,158
2024	2,500	3,021
2025	2,017	2,500
2026	2,017	2,017
2026		2,017
Thereafter	1,008
Thereafter		1,008
Total intangible assets	$ 12,092	$ 13,721	$ 0